Prepayments, Accrued Income and Other Receivables	12 Months Ended
Dec. 31, 2021
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments, accrued income and other receivables

11. Prepayments, accrued income and other receivables

	2021	2020
	(in thousands)
	£	£
Prepayments - manufacturing and clinical	1,598	2,177
Prepayments - other	1,551	1,625
Accrued income	5	4
VAT	998	813
Other receivables	9	9
	4,161	4,628